BANK DEBT (Cash Fees Issued To Bank) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 25, 2008 2008 Amendment [Member]	Sep. 30, 2013 2009 Amendment [Member]	Jun. 30, 2009 2009 Amendment [Member]	Jun. 25, 2008 2009 Amendment [Member] Minimum [Member]	Jun. 25, 2008 2009 Amendment [Member] Maximum [Member]	Jun. 24, 2008 Previous Debt Agreement [Member]
Cash Fees To Bank [Line Items]
Cash fee payable to bank	$ 4,000		$ 6,000			$ 7,500
Minimum price per share that would trigger payment of bank fee						$ 7.0
EBITDA threshold that will require the payment of cash fee	50,000
Accrual for cash fees payable to bank		1,397
Minimum price per share to be issued combined with minimal investor dilution condition, as stipulated under earlier bank agreement, that will trigger payment of the cash fee to the Bank.	$ 1.55
EBITDA threshold that will require the payment of bank fee, scenario one				25,000	35,000
The cash fee payable to bank if scenario one EBITDA thresholds are met			2,000
EBITDA threshold that will require the payment of bank fee, scenario two				35,000	45,000
The cash fee payable to bank if scenario two EBITDA thresholds are met			4,000
EBITDA threshold that will require the payment of bank fee, scenario three			45,000
The cash fee payable to bank if scenario three EBITDA thresholds are met			6,000
Amount of additional cash fee payable to bank if company has paid prior cash fee stipulated in scenario one				$ 2,000	$ 4,000